Capital adequacy - Own funds (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 21,981	kr 21,344
Regulatory adjustments to Common Equity Tier 1 capital	(531)	(506)
Total Common Equity Tier-1 capital	21,450	20,838
Own funds	21,450	20,838
Share capital
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,373	16,133
Accumulated other comprehensive income and other reserves
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	192	212
Independently reviewed profit net of any foreseeable charge or dividend
Capital adequacy
Common Equity Tier 1 (CET1) capital before regulatory adjustments	426	1,009
Additional value adjustments due to prudent valuation
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(468)	(474)
Intangible assets
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(52)	(44)
Fair value reserves related to gains or losses on cash flow hedges
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	119	97
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(4)	9
Negative amounts resulting from the calculation of expected loss amounts
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	(121)	kr (94)
Insufficient coverage for non-performing exposures
Capital adequacy
Regulatory adjustments to Common Equity Tier 1 capital	kr (5)